UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2010
Check here if Amendment	[x]; Amendment Number: 1
This Amendment:		[x] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:			Cobble Hill Financial Services, Inc.
Address:		99 West Main Street, Suite 200
			Moorestown, NJ 08057
13F File Number:	028-13555

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Althea L. A. Skeels
Title:		President
Phone:		856-231-7770
Signature,		Place,			and Date of Signing
Althea L. A. Skeels	Moorestown, NJ		October 27, 2010
Report Type:
[X] 13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Managers Included:  	0
Form 13F information Table Entry Total:	54
Form 13F Information Table Value Total:	$376,295 (in thousands)

List of Other Included Managers:		NONE

FORM 13F INFORMATION TABLE:
NAME OF	TITLE OF		VALUE	SH/PRN	SH/	PUT/	INVESTMENT	OTHER  	VOTING AUTHORITY
ISSUER	CLASS	CUSIP	 (x$1000)	AMT	PRN	CALL	DISCRETION	MGRS	SOLE	SHARED	NONE
APACHE CORP     COM 	037411105	205	2100	SH		SOLE		2100
APPLE INC      	COM 	037833100	809	2850	SH		SOLE		2850
IBM		COM	459200101	406	3025	SH		SOLE		3025
ISH COMEX GLD   ETF	464285105	806	63000	SH		SOLE		63000
ISH AUSTRAL    	ETF	464286103	2636	111000	SH		SOLE		111000
ISH BRAZ  	ETF	464286400	8348	108500	SH		SOLE		108500
I SH MSCI CDA 	ETF	464286509	3224	115000	SH		SOLE		115000
I SH MSCI PAC J ETF	464286665	25101	566550	SH		SOLE		566550
I SH MSCI S AFR	ETF	464286780	3966	59000	SH		SOLE		59000
ISH MEX INVEST	ETF	464286822	3775	71250	SH		SOLE		71250
ISH HONG KONG	ETF	464286871	1723	95000	SH		SOLE		95000
ISH FTSE XINHUA	ETF	464287184	7137	166700	SH		SOLE		166700
ISH TRANSP	ETF	464287192	345	4225	SH		SOLE		4225
ISH EMERGING	ETF	464287234	65600	1465700	SH		SOLE		1465700
ISH S&P500GR	ETF	464287309	9735	164000	SH		SOLE		164000
ISH NA NAT RES	ETF	464287374	1285	37000	SH		SOLE		37000
ISH TOPIX 150	ETF	464287382	301	7000	SH		SOLE		7000
ISH LATAM 40	ETF	464287390	40070	793425	SH		SOLE		793425
ISH EAFE	ETF	464287465	23280	424000	SH		SOLE		424000
ISH RUSS MCP GR	ETF	464287481	24739	496575	SH		SOLE		496575
ISH RUSS MCP 	ETF	464287499	3750	41500	SH		SOLE		41500
ISH S&P MCP 400	ETF	464287507	1441	18000	SH		SOLE		18000
ISH NA TECH	ETF	464287549	246	4500	SH		SOLE		4500
ISH COHEN& ST	ETF	464287564	1255	20275	SH		SOLE		20275
ISH MCP 400 GR	ETF	464287606	19371	220000	SH		SOLE		220000
ISH RUSS1000 GR	ETF	464287614	19950	388275	SH		SOLE		388275
ISH RUSS 2000 V ETF	464287630	1501	24220	SH		SOLE		24220
ISH RUSS 2000 GRETF	464287648	2309	30900	SH		SOLE		30900
ISH RUSS 2000	ETF	464287655	1342	19875	SH		SOLE		19875
ISH DJUS REALESTETF	464287739	16386	310000	SH		SOLE		310000
ISH DJUS ENERGY	ETF	464287796	243	7500	SH		SOLE		7500
ISH DJUS BAS MATETF	464287838	2406	37250	SH		SOLE		37250
ISH S&P EURO PL	ETF	464287861	5865	155000	SH		SOLE		155000
L-3 COMM	COM  	502424104	226	2000	SH		SOLE		2000
OIL SVC HOLDRS  ETF	678002106	622	5500	SH		SOLE		5500
VANG SPECPORT   ETF	921908844	2728	56000	SH		SOLE		56000
VANG HI DIV	ETF	921946406	2513	64500	SH		SOLE		64500
VANG AW X US	ETF	922042775	2338	51500	SH		SOLE		51500
VANG PACIFIC	ETF	922042866	2181	40500	SH		SOLE		40500
DJUSB COPR37	ETF	06739F101	610	12500	SH		SOLE		12500
ZACKS YLD HOG	ETF	18383M506	1630	85000	SH		SOLE		85000
FREEPORT MC	COM	35671D857	205	2400	SH		SOLE		2400
GOLDMAN SACHS   COM	38141G104	2039	1751000	SH		SOLE		1751000
PWRSH QQQ	ETF	73935A104	22497	458500	SH		SOLE		458500
PWRSH DB CMDTY 	ETF	73935S105	651	27000	SH		SOLE		27000
SPDR S&P 500	ETF	78462F103	13565	118878	SH		SOLE		118878
SPDR GOLD    	ETF	78463V107	614	4800	SH		SOLE		4800
SPDR ASIA PAC	ETF	78463X301	581	7000	SH		SOLE		7000
SPDR LATAM	ETF	78463X707	1349	16000	SH		SOLE		16000
SPDR DJ REIT	ETF	78464A607	17786	310441	SH		SOLE		310441
SLSEC INT EN    ETF	81369Y506	785	14000	SH		SOLE		14000
SSEC INT TECH  	ETF	81369Y803	1634	71000	SH		SOLE		71000
SELSEC INT UTIL	ETF	81369Y886	1851	59000	SH		SOLE		59000
VISA INC        COM	92826C839	334	4500	SH		SOLE		4500
			376295



